Supplementary Financial Information (Schedule Of Trade Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 656	$ 562	$ 638
Allowance for uncollectible accounts	(4)	(3)	(3)
Trade accounts receivable - net	$ 652	$ 559	$ 635